Quarterly Information (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
QUARTERLY INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Year Ended September 30, 2012
Total revenues	$244,609	$251,980	$224,573	$253,961
Net revenues	151,467	159,072	142,926	160,936
Income from continuing operations, net of tax	40,174	38,470	30,959	45,507
Loss from discontinued operations, net of tax	(822)	(1,097)	(1,248)	(1,366)
Net income	39,352	37,373	29,711	44,141
Net income from continuing operations attributable to redeemable noncontrolling interest	—	112	1,188	5,569
Net income attributable to EZCORP, Inc.	$39,352	$37,261	$28,523	$38,572

Basic (loss) earnings per share attributable to EZCORP, Inc.:
Continuing operations	$0.80	$0.75	$0.58	$0.78
Discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)
Basic earnings per share	$0.78	$0.73	$0.56	$0.75

Diluted (loss) earnings per share attributable to EZCORP, Inc.:
Continuing operations	$0.79	$0.75	$0.58	$0.78
Discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)
Diluted earnings per share	$0.77	$0.73	$0.56	$0.75

Year Ended September 30, 2011
Total revenues	$214,956	$209,394	$198,889	$229,559
Net revenues	132,243	128,946	120,963	144,151
Income from continuing operations, net of tax	27,795	32,267	27,003	36,652
Loss from discontinued operations, net of tax	(366)	(429)	(476)	(287)
Net income	27,429	31,838	26,527	36,365
Net income from continuing operations attributable to redeemable noncontrolling interest	—	—	—	—
Net income attributable to EZCORP, Inc.	$27,429	$31,838	$26,527	$36,365

Basic (loss) earnings per share attributable to EZCORP, Inc.:
Continuing operations	$0.56	$0.65	$0.54	$0.73
Discontinued operations	(0.01)	(0.01)	(0.01)	—
Basic earnings per share	$0.55	$0.64	$0.53	$0.73

Diluted (loss) earnings per share attributable to EZCORP, Inc.:
Continuing operations	$0.56	$0.64	$0.54	$0.72
Discontinued operations	(0.01)	(0.01)	(0.01)	—
Diluted earnings per share	$0.55	$0.63	$0.53	$0.72